JPMorgan Equity Income Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.69%	8.49%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	6.33%	6.99%	8.23%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	10.70%	7.63%	8.38%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	12.51%	8.44%	9.09%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.50%	7.44%	8.18%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.89%	6.57%	7.26%